UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2009
                                                --------------------


Check here if Amendment [  ]; Amendment Number:
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060


Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           May 15, 2009
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]


Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                    22
                                                   ----------
Form 13F Information Table Value Total:               $19,969
                                                  -----------
                                                  (thousands)

--------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
--------------------------------------------------------------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                Form 13F Information Table
                                Satellite Asset Management, L.P.
                                For Quarter Ended March 31, 2009



                                                              Market    Share/                                Vtng    Vtng  Vtng
                                                               Value     Prn       SH/  Put/ Invstmnt  Other  Authr   Authr Authr
Name of Issuer                    Title of Class   Cusip      x 1000     Amt       PRN  Call Dscrtion  Mngr   Sole    Shrd  None
-------------------               --------------   ---------  -------  ----------  ---- ---  --------  -----  ------- ----  -----
ATLAS ACQUISITION HLDGS CORP      W EXP 01/23/201  049162118       18    307,255   SH          SOLE           307,255
DANA HOLDING CORP                 COM              235825205       40     87,380   SH          SOLE            87,380
ENTERPRISE ACQUISITION CORP       COM              29365R108   10,470  1,095,229   SH          SOLE         1,095,229
GHL ACQUISITION CORP              W EXP 02/14/201  36172H116       76    421,600   SH          SOLE           421,600
GLOBAL BRANDS ACQUISITION CO      W EXP 12/06/201  378982110       43  1,434,570   SH          SOLE         1,434,570
GOLDEN POND HEALTHCARE INC        W EXP 11/06/201  38116J117        2     49,372   SH          SOLE            49,372
HICKS ACQUISITION CO I INC        COM              429086309    6,356    674,710   SH          SOLE           674,710
LEVEL 3 COMMUNICATIONS INC        COM              52729N100      105    114,400   SH          SOLE           114,400
LEVEL 3 COMMUNICATIONS INC        NOTE  3.500% 6/1 52729NBK5    1,430  3,400,000   SH          SOLE         3,400,000
MBF HEALTHCARE ACQUISITION C      W EXP 04/16/201  552650111        0    182,243   SH          SOLE           182,243
NRDC ACQUISITION CORP             W EXP 10/17/201  62941R110       58    290,495   SH          SOLE           290,495
OCEANAUT INC                      W EXP 01/01/201  675227110        8    140,659   SH          SOLE           140,659
SAPPHIRE INDUSTRIALS CORP         W EXP 01/17/201  80306T117      211  1,404,106   SH          SOLE         1,404,106
SECURE  AMER ACQUISITION CORP     W EXP 10/23/201  81372L111       11    559,220   SH          SOLE           559,220
SIRIUS XM RADIO INC               COM              82967N108       27     77,500   SH          SOLE            77,500
SPORTS PPTYS ACQUISITION COR      W EXP 01/17/201  84920F115        1     31,874   SH          SOLE            31,874
STREAM GLOBAL SVCS INC            W EXP 10/17/201  86323M118       81    675,567   SH          SOLE           675,567
TRIAN ACQUISITION I CORP          W EXP 01/23/201  89582E116      817  4,536,632   SH          SOLE         4,536,632
TRIPLECROWN ACQUISITION CORP      W EXP 10/22/201  89677G117       83    833,831   SH          SOLE           833,831
2020 CHINACAP ACQUIRCO INC        W EXP 11/08/201  90212G117        6    111,339   SH          SOLE           111,339
OVERTURE ACQUISITION CORP         W EXP 01/30/201  G6830P118      115  1,415,348   SH          SOLE         1,415,348
GLOBAL SHIP LEASE INC NEW         W EXP 08/24/201  Y27183113        9    130,124   SH          SOLE           130,124

REPORT SUMMARY: 22 Securities                       Total      $19,969